NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) - USD ($)								1 Months Ended											3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Sep. 27, 2019	Sep. 06, 2019	Sep. 28, 2018	Jul. 11, 2018	Apr. 13, 2018	Dec. 15, 2015	Dec. 14, 2015	Jan. 31, 2020	Oct. 31, 2019	Sep. 27, 2019	Aug. 30, 2019	Dec. 20, 2016	Nov. 30, 2016	Dec. 31, 2015	Apr. 30, 2015	Feb. 28, 2015	Feb. 28, 2014	Dec. 31, 2013	Sep. 30, 2020	Jul. 16, 2016	Jan. 31, 2015	Dec. 31, 2018	Dec. 31, 2019	Jul. 31, 2019	Nov. 01, 2014	Oct. 31, 2007
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Loss on extinguishment of debt				$ 44,348																		$ (44,353)
Reclassification of derivative liability to additional paid in capital				$ 1,141,995
Notes payable noncurent																			$ 596,040			300,000	$ 539,921
Issuance of Series A in connection with private placement, net of costs (in Shares)								6,542			8,142,894
Convertible Promissory Notes [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Number of shares converted (in Shares)			672,468
Notes payable noncurent																							300,000
Loan Agreements [Member] | October 2007 Note [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Interest rate																										6.00%
Original principal amount																										$ 550,000
Lender exchanged	$ 610,346									$ 610,346												567,310
Principal and interest	81,379									81,379
Loan Agreements [Member] | December 2013 Note [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Original principal amount																		$ 250,000
Lender exchanged																							285,679
Interest rate																		10.00%
Repayment of note payable																$ 25,000
Loan Agreements [Member] | November 2014 Note [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Original principal amount																									$ 210,000
Lender exchanged	586,181									586,181													259,170
Principal and interest	78,158									78,158
Loan Agreements [Member] | April 2015 Note [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Original principal amount															$ 50,000
Lender exchanged	71,556									71,556												66,511
Principal and interest	9,541									9,541
Interest rate															10.00%
Loan Agreements [Member] | November 2016 Note [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Interest rate													20.00%
Financing Agreement [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Original principal amount																					$ 660,000
Repayment of note payable																					$ 285,000
Accrued interest, description																	Interest on the Financing Agreement accrued at 30% per annum for the first 104 days and at 51% per annum thereafter.
Financing Agreement [Member] | November 2016 Note [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Original principal amount													$ 250,000
Lender exchanged																						319,530
Financing Agreement [Member] | December 2016 Note [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Original principal amount												$ 100,000
Lender exchanged	433,131									433,131												113,601
Principal and interest	57,751									57,751
Interest rate												10.00%
Financing Agreement [Member] | February 2014 Note [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Lender exchanged	1,030,593									1,030,593												957,925
Principal and interest	137,413									137,413
Promissory Notes [Member] | Private Placement Notes [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Strike price of warrants (in Dollars per share)														$ 2.00
Fair value of warrants														$ 63,398
Debt Agreements and Promissory Notes [Member] | Minimum [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Equity offering amount									$ 8,000,000
Debt Agreements and Promissory Notes [Member] | Maximum [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Equity offering amount		$ 5,000,000
Promissory Notes [Member] | Private Placement Notes [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Lender exchanged																						$ 1,343,682	$ 239,921
Principal and interest	$ 1,201,960									1,201,960
Repayment of note payable														$ 25,000
Initial public offering, description							Ondas Networks approved a private placement offering (“Private Placement”) seeking to sell to investors certain 10% promissory notes in the aggregate face amount of $750,000, which amount was later increased to $1,250,000, with a term of 18 months (“Private Placement Notes”). In connection with the Private Placement Notes, each investor (the “Private Placement Noteholders”) received warrants to purchase shares of common stock of Ondas Networks (“Private Placement Warrants”), equal to 25% of the principal amount of the Private Placement Notes, exercisable at the lower of (i) $2.00 per share or (ii) 40% of the selling price of Ondas Networks’ shares in its proposed initial public offering.
Sale of private placement notes						$ 325,000														$ 925,000
Number of warrants surrendered (in Shares)														81,250
Strike price of warrants (in Dollars per share)																				$ 2.00
Fair value of warrants																				$ 168,678
Warrants issued (in Shares)																				231,250
Accrued and unpaid interest transfer to principal																								$ 1,983
Accrued interest paid										$ 160,262
Promissory Notes [Member] | Promissory Notes [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Number of warrants surrendered (in Shares)					312,500
Common Stock [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Issuance of Series A in connection with private placement, net of costs (in Shares)
Common Stock [Member] | Convertible Promissory Notes [Member]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) [Line Items]
Issuance of Series A in connection with private placement, net of costs (in Shares)	46,893